Average Annual Total Returns - PRUDENTIAL DAY ONE 2040 FUND	Sep. 29, 2020
Prudential Day One 2040 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	23.46%
Since Inception	11.46%	[1]
S&P Target Date 2040 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	23.37%
Since Inception	11.11%	[1]
Class R1
Average Annual Return:
1 Year	21.94%
Since Inception	9.33%
Inception Date	Dec. 13, 2016
Class R2
Average Annual Return:
1 Year	22.33%
Since Inception	9.59%
Inception Date	Dec. 13, 2016
Class R3
Average Annual Return:
1 Year	22.38%
Since Inception	9.74%
Inception Date	Dec. 13, 2016
Class R4
Average Annual Return:
1 Year	22.61%
Since Inception	9.89%
Inception Date	Dec. 13, 2016
Class R5
Average Annual Return:
1 Year	22.72%
Since Inception	10.00%
Inception Date	Dec. 13, 2016
Class R6
Average Annual Return:
1 Year	22.88%
Since Inception	10.16%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year	21.16%
Since Inception	8.87%
Inception Date	Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.39%
Since Inception	7.59%
Inception Date	Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.